                                     As filed pursuant to Rule 497
                                     under the Securities Act of 1933
                                     Registration No. 333-102906 and 811-03859


                    AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          VARIABLE SEPARATE ACCOUNT

                SUPPLEMENT TO THE POLARIS PROTECTOR PROSPECTUS
                         FEATURING PRINCIPAL REWARDS
                              DATED MAY 1, 2003

THE PORTION OF THE PROSPECTUS RELATING TO THE PRINCIPAL REWARDS FEATURE LOCATED ON PAGES 10-12 IS SUPPLEMENTED WITH THE FOLLOWING:

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments, are as follows:

                       UPFRONT PAYMENT     DEFERRED PAYMENT    DEFERRED PAYMENT
 ENHANCEMENT LEVEL     ENHANCEMENT RATE     ENHANCEMENT RATE   ENHANCEMENT DATE
--------------------------------------------------------------------------------
Under $ 40,000               2%                   0%                 N/A
--------------------------------------------------------------------------------
$40,000 - $99,999            4%                   0%                 N/A
--------------------------------------------------------------------------------
$100,000 - $499,999          4%                   1%           Nine years from
                                                                 the date we
                                                                 receive each
                                                              Purchase Payment.
--------------------------------------------------------------------------------
$500,000 - more              5%                   1%           Nine years from
                                                                 the date we
                                                                 receive each
                                                              Purchase Payment.
--------------------------------------------------------------------------------

The applicable Payment Enhancement rate is that which is in effect when we receive each Purchase Payment under your contract. Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. Deferred Payment Enhancement Rates may increase, decrease or stay the same; there is no minimum Deferred Payment Enhancement Rate. The Date on which you may receive any applicable Deferred Payment Enhancement on future Purchase Payments may change; it may be less than nine years or greater than nine years.

Date: May 1, 2003

                Please keep this Supplement with your Prospectus.
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